Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 75,469	$ 78,435
Trade receivables, net	27,007	21,547
Other accounts receivables	5,656	5,546
Inventories	84,943	78,819
Total Current Assets	193,075	184,347
Non-Current Assets
Property, plant and equipment, net	41,367	36,245
Right-of-use assets	8,900	9,617
Intangible assets and other long-term assets	97,511	103,226
Goodwill	30,313	30,313
Contract asset	7,544	8,019
Deferred taxes		488
Total Non-Current Assets	185,635	187,908
Total Assets	378,710	372,255
Current Liabilities
Current maturities of lease liabilities	2,121	1,631
Current maturities of other long term liabilities	9,923	10,181
Trade payables	23,242	27,735
Other accounts payables	12,108	9,671
Deferred revenues		171
Total Current Liabilities	47,394	49,389
Non-Current Liabilities
Lease liabilities	9,440	9,431
Contingent consideration	20,372	20,646
Other long-term liabilities	30,113	32,816
Deferred taxes	1,651
Employee benefit liabilities, net	670	509
Total Non-Current Liabilities	62,246	63,402
Shareholder’s Equity
Ordinary shares	15,078	15,028
Additional paid in capital net	268,283	266,933
Capital reserve due to translation to presentation currency	(3,490)	(3,490)
Capital reserve from hedges	177	51
Capital reserve from share-based payments	5,711	6,316
Capital reserve from employee benefits	385	364
Accumulated deficit	(17,074)	(25,738)
Total Shareholder’s Equity	269,070	259,464
Total Liabilities and Shareholder’s Equity	$ 378,710	$ 372,255